FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 358	$ 1,897
Total Securities	358	1,897
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities		1,019
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		1,019
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives	399	385
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 15,000
Derivative, term of contract	10 months
Monthly notional amount	$ 1,500
Other Current Assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Other Current Liabilities [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		$ 1,019